Victory RS Mid Cap Growth Fund Expense Example - MCL [Member] - Victory RS Mid Cap Growth Fund - Member Class	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,183
Expense Example, with Redemption, 10 Years	$ 2,689